LOANS FROM DIRECTOR AND SHAREHOLDER (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017	Dec. 06, 2017	Oct. 29, 2015	May 11, 2015	Jan. 23, 2015	Nov. 06, 2013	Nov. 01, 2013
Forgiveness of loans from director	$ 6,623	$ 6,623
Date Loan Forgiven	Jul. 04, 2014	Jul. 04, 2014
Due to shareholder	$ 2,308	$ 2,308	$ 2,208
Due to Director	0	0	0
Shareholder expenses paid not reimbursed		$ 100
Loan 6
Expenses Paid by Shareholder				$ 1,963
Loan 5
Expenses Paid by Shareholder					$ 245
Loan 4
Loan							$ 1,050
Loan 3
Loan								$ 5,000
Loan 2
Loan									$ 192
Loan 1
Loan						$ 381